Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2019
Non-controlling interests
Schedule of subsidiary of Equity - Non-controlling interests

	12/31/2018	12/31/2019

Equity as of balance-sheet date attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	17	27
Other	15	13
	32	40
Profit for the year attributable to non-controlling interests:
Of which:
Fideicomiso GFSSLPT, Banco Santander México, S.A.	3	—

Schedule of changes in Non-controlling interests

	2018	2019

Beginning balance	29	32
Profit for the year attributable to non-controlling interests	3	—
Other	—	8
Balance at year-end	32	40